SUPPLEMENTARY DATA - Summary of Other Current Assets (Parenthetical) (Details) $ in Millions	3 Months Ended
Jun. 30, 2024 USD ($)
SUPPLEMENTARY DATA [Abstract]
Write-down of unused tickets related to the Paris Olympics	$ 83.0